Employee benefit obligation - Provision for the Retirement Indemnity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Actuarial gains and losses	€ 23	€ (14)	€ 87
Employee benefit obligation
Disclosure of defined benefit plans [line items]
Provision, beginning balance	188	142
Service cost	40	31
Interests cost	1	1
Actuarial gains and losses	(23)	14
Provision, ending balance	€ 205	€ 188	€ 142